ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,470,000
Issued		2,800,000
Exercised	(1,470,000)	(1,330,000)
Warrants Outstanding		1,470,000
Weighted Average Exercise Price Outstanding Per Share	$ 0.01
Issued		$ 0.01
Exercised		0.01
Weighted Average Exercise Price Outstanding Per Share		$ 0.01
Weighted average remaining period, outstanding	0 years	5 years 5 months 15 days	0 years
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	8,814,102	2,591,112
Issued		8,814,102
Exercised		(2,591,112)
Warrants Outstanding	8,814,102	8,814,102	2,591,112
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 1.25
Issued		6.24
Exercised		1.25
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 6.24	$ 1.25
Weighted average remaining period, outstanding	4 years 5 months 15 days	5 years 5 months 15 days	5 years 6 months